UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT

INVESTMENT COMPANY

Investment Company Act file number: 811-22933

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

(Exact name of registrant as specified in charter)

Griffin Capital Plaza, 1520 Grand Avenue

El Segundo, CA 90245

(Address of principal executive offices) (Zip code)

310.469.6100

(Registrant’s telephone number, including area code)

ALPS Fund Services, Inc.

1290 Broadway, Suite 1100

Denver, CO 80203

(Name and address of agent for service)

Copy to:

Terrence O. Davis

Baker, Donelson, Bearman, Caldwell & Berkowitz, PC

920 Massachusetts Avenue, NW

Suite 900

Washington, DC 20001

Date of fiscal year end:    September 30

Date of reporting period: June 30, 2014

Item 1 – Proxy Voting Record.

GRIFFIN INSTITUTIONAL ACCESS REAL ESTATE FUND

The Fund did not have any matter relating to a security considered at any shareholder meeting held during the period covered by this report and with respect to which the Fund was entitled to vote.

SIGNATURE

Pursuant to the requirements of the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Griffin Institutional Access Real Estate Fund

By:	/s/ Kevin Shields
Kevin Shields
President

Date:	August 29, 2014